Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 44,399	$ 20,709
Securities available for sale	107,592	79,859
Equity securities	167	121
Loans held for sale	3,606	3,444
Loans receivable, net	596,392	586,688
Accrued interest receivable	2,251	2,356
Real estate, net	580	414
Federal Home Loan Bank stock, at cost	854	867
Mortgage servicing rights, net	2,172	1,855
Premises and equipment, net	10,515	9,635
Goodwill	802	802
Core deposit intangible	156	255
Prepaid expenses and other assets	6,451	2,668
Deferred tax asset, net	1,702	2,642
Total assets	777,639	712,315
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	673,870	623,352
Accrued interest payable	420	346
Customer escrows	2,413	1,448
Accrued expenses and other liabilities	8,288	4,022
Total liabilities	684,991	629,168
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock ($.01 par value): authorized 500,000 shares; issued 0	0	0
Common stock ($.01 par value): authorized 16,000,000 shares; issued 9,128,662	91	91
Additional paid-in capital	40,365	40,090
Retained earnings, subject to certain restrictions	107,547	99,754
Accumulated other comprehensive gain (loss)	46	(1,096)
Unearned employee stock ownership plan shares	(1,643)	(1,836)
Treasury stock, at cost, 4,284,840 and 4,292,838 shares	(53,758)	(53,856)
Total stockholders’ equity	92,648	83,147
Total liabilities and stockholders’ equity	777,639	712,315
Collateralized Mortgage Backed Securities [Member]
ASSETS
Securities available for sale	54,851	8,023
Other Debt Obligations [Member]
ASSETS
Securities available for sale	$ 52,741	$ 71,836